SHARE-BASED PAYMENTS (Details) - Schedule of Shares under CFO Buyout - CFO Buyout [Member]	12 Months Ended
Dec. 31, 2019
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under CFO Buyout [Line Items]
Granted	4,086,632
Exercised	(818,172)
Outstanding at 31 December	3,268,460